Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 03, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Independent Business [Member]	Feb. 25, 2012 Independent Business [Member]	Feb. 26, 2011 Independent Business [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Feb. 25, 2012 Save-A-Lot [Member]	Feb. 26, 2011 Save-A-Lot [Member]	Sep. 11, 2010 Retail Food [Member]	Feb. 23, 2013 Retail Food [Member]	Feb. 25, 2012 Retail Food [Member] Fuel_Center	Feb. 26, 2011 Retail Food [Member]
Intangible Assets By Major Class [Line Items]
Non-cash impairment charge					$ 6
Minimum percentage by which fair value of good will exceeded carrying value								100.00%
Goodwill		847	847	940	710	710	710	137	137	137		886	886	887
Percentage by which fair value of good will exceeded carrying value					60.00%
Impairment of goodwill	54		92								110		92
Impairment charges regarding the impairment testing of goodwill and intangible assets		6	92	110								38
Retail Fuel sold													10,000,000
Amortization Expense of intangible assets		8
Future amortization expense, Year One		6
Future amortization expense, Year Two		6
Future amortization expense, Year Three		6
Future amortization expense, Year Four		6
Future amortization expense, Year Five		$ 6